Profit from Operations - Restructuring and Integration Costs - Additional Information (Details) - Trademarks and Similar Intangibles - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Revenue [Line Items]
Amortisation and impairment of intangibles	£ 189	£ 134	£ 383
Top of range
Disclosure Of Revenue [Line Items]
Intangibles assets expected useful lives	20 years